Related Party Balances and Transactions (Details) - Schedule of related parties relationships	12 Months Ended
Mar. 31, 2022
Mr. Hongyu Zhang [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Shareholder; director of various subsidiaries
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Common control by Mr. Hongyu Zhang as of March 31, 2021 and April 1, 2020
Hangzhou Yuao Investment Management Partnership [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Common control by legal representative of Guanpeng
Hangzhou Yuao Venture Capital Co., Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Common control by legal representative of Guanpeng
Mr. Limin Liu [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Chief Executive Officer
Guo Ronghong Business Factoring Shenzhen Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Common control by Mr. Hongyu Zhang as of March 31, 2021
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Common control by Mr. Wei Wang
Mangyue Sun [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Legal representative and shareholder of Taikexi
Fang Qin [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Spouse of Mangyue Sun
Antalpha Technologies Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties relationships [Line Items]
Related parties relationship	Non-controlling shareholder of a subsidiary of the Company